Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Intangible Assets [Abstract]
Summary of intangible assets

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
March 31, 2015
Licenses	4.5	$462,234	$313,211	$149,023
Patents	1.7	1,893,185	1,686,298	206,887
Total	2.4	$2,355,419	$1,999,509	$355,910
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$ 1, 945,470	$409,949

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2014
Licenses	4.7	$462,234	$306,495	$155,739
Patents	1.9	1,893,185	1,638,975	254,210
Total	2.6	$2,355,419	$1,945,470	$409,949
December 31, 2013
Licenses	5.7	$462,234	$279,258	$182,976
Patents	2.6	1,893,185	1,443,649	449,536
Total	3.4	$2,355,419	$1,722,907	$632,512

Summary of annual amortization expense
Amortization Expense
April 1 through December 31,2015	$162,100
2016	$81,900
2017	$37,300
2018	$37,300
2019	$37,300

Year	Amortization Expense
2015	$173,000
2016	$62,000
2017	$62,000
2018	$62,000
2019	$50,949